Pear Tree Quality Fund
Investment Objective:
Long-term growth of capital.
Fee Table and Expenses of Quality Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Quality Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pear Tree Quality Fund		Ordinary Shares	Institutional Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.37%	0.35%
Total Annual Fund Operating Expenses		1.62%	1.35%
Fee Waiver and/or Expense Reimbursement	[1]	(0.25%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.37%	1.10%
[1]	The Manager has agreed until July 31, 2014 to waive 0.15 percent of its management fee if Quality Fund's average daily net assets are up to $100 million and 0.25 percent of its management fee if Quality Fund's average daily net assets are $100 million or more. As of March 31, 2013, Quality Fund's net assets exceeded $100 million. This fee waiver only may be terminated with the approval of the Board.

Example

This example is intended to help you compare the cost of investing in Quality Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Quality Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5 percent return each year and that Quality Fund’s operating expenses remain the same as set forth in the table above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Pear Tree Quality Fund (USD $)	1 Year	3 Years	5 Years	Expense Example, With Redemption, 10 Years
Ordinary Shares	139	487	858	1,901
Institutional Shares	112	403	715	1,602

Portfolio Turnover

Quality Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect Quality Fund’s performance.  During the most recent fiscal year, Quality Fund’s portfolio turnover rate was 40 percent of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, Quality Fund invests at least 80 percent of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers. Quality Fund principally invests in equity securities of large companies, that is, companies with a market capitalization of greater than $5 billion at time of purchase. However, there is no minimum market capitalization for companies whose securities Quality Fund may purchase.

To manage Quality Fund’s portfolio, Quality Fund’s investment manager, in consultation with its sub-adviser, periodically selects what it believes is a well-managed mutual fund (the “target portfolio”) and then purchases and sells Quality Fund assets such that Quality Fund’s portfolio generally holds the same securities and in the same percentages as the target portfolio as of the end of the target portfolio’s most recent fiscal quarter.  If Quality Fund’s assets significantly increase, Quality Fund may select more than one target portfolio.  Among the criteria used to select the target portfolio are the limited availability of the target portfolio to retail investors and the target portfolio’s historical performance.

From time to time, a target portfolio may invest in non-U.S. securities.  In such cases, Quality Fund typically invests in American Depositary Receipts (or ADRs), which represent interests in such securities.   Quality Fund also may invest in derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments.  Quality Fund also may lend its securities.  Quality Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.  Quality Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Principal Investment Risks

It is possible to lose money by investing in Quality Fund.  An investment in Quality Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings.  The share price of Quality Fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which Quality Fund has significant holdings, or weaknesses associated with one or more specific companies in which Quality Fund may have substantial investments.

Difficulty in Comparing Fund Performance with Target Portfolio Performance.  Quality Fund performance typically does not mirror the target portfolio’s performance.  Among other things, the holdings of the target portfolio may change significantly during the period between the end of a quarter and the time when those changes are publicly disclosed.  From time to time, Quality Fund may be purchasing specific securities at the same time that the target portfolio is selling them.  In addition, the target portfolio may have lower expenses relative to its assets than Quality Fund.

Inability to Conduct Due Diligence on Target Portfolio’s Investment Adviser.  Quality Fund’s investment manager and sub-adviser may be able to perform only limited due diligence on the investment adviser to determine, among other things, whether the investment adviser is adhering to the target portfolio’s investment guidelines and whether the risks disclosed in the target portfolio’s offering documents reflect the risks of the target portfolio.

Potential Impact on Target Portfolio.  Quality Fund’s purchases and sales of securities for its own portfolio may adversely impact the management of a target portfolio and thus, Quality Fund itself.

Accuracy of Target Portfolio Information.  Any failure by a target portfolio to file accurate and timely portfolio information could affect the performance of Quality Fund.

Large- and Mid-Capitalization Securities.  Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by smaller companies.  Larger companies, however, may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Foreign Investing.  Quality Fund’s investments in foreign securities (primarily through ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Non-Diversification.  Quality Fund is “non-diversified”, which means that it may invest a higher percentage of its assets in a smaller number of issuers.  As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Quality Fund.

Sector. Quality Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Liquidity Risk.  Quality Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Securities Lending.  Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Quality Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Quality Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Derivatives. Quality Fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Performance

The following bar charts and tables provide some indication of the risks of investing in Quality Fund by showing changes in Quality Fund’s performance over time. The tables also compare Quality Fund’s performance to a broad measure of market performance that reflects the type of securities in which Quality Fund invests. Past performance does not necessarily indicate how Quality Fund will perform (before and after taxes) in the future.  On January 27, 2011, Quality Fund changed its name to “Quant Quality Fund,” its investment strategy to its current strategy and its sub-adviser to Columbia Partners, L.L.C., Investment Management.  Performance shown for periods prior to January 27, 2011 does not reflect the current investment strategy.  Updated performance information is available at www.peartreefunds.com.*

*Prior to November 2006, Quality Fund was called “Quant Growth and Income Fund” and SSgA Funds Management, Inc. served as its sub-adviser.  On November 1, 2006, Quality Fund changed its name to “Quant Long/Short Fund,” and its principal investment strategy.  On January 2, 2008, Quality Fund changed its sub-adviser to Analytic Investors, LLC.

Annual Return Ordinary Class (Calendar year ended December 31) Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.

Calendar year-to-date return of the Ordinary Shares of Quality Fund as of 6/30/2013 is 12.39%
Best Quarter:	Q2 2009	15.53%
Worst Quarter:	Q4 2008	(23.84)%

Average Annual Total Returns Pear Tree Quality Fund	Label	1 Year	5 Years	10 Years
Ordinary Shares	Before Taxes	10.84%	(1.12%)	4.34%
Ordinary Shares After Taxes on Distributions	After Taxes on Distributions	10.66%	(1.22%)	4.23%
Ordinary Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sales	7.30%	(0.96%)	3.79%
Institutional Shares	Before Taxes	11.41%	(0.97%)	4.65%
S&P 500 Index	S&P 500 Index	16.00%	1.66%	7.10%

After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.  Actual after-tax returns may differ depending on your individual circumstances.